CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Of Financial Position Abstract
Cash and cash equivalents	$ 194,174	$ 7,619	$ 445,000
ASSETS
Accounts receivable, net	176,958	126,472	101,000
Prepaid expenses and other current assets	48,572	20,103	8,000
Total current assets	419,704	154,194	554,000
Property and equipment, net	1,721	2,405	6,000
Right of use lease asset - operating	150,477	150,477	53,000
Software development costs, net	711,722	768,907	625,000
Acquired technology, net	635,862	753,794	891,000
Customer relationships, net	341,310	369,524	0
Goodwill	491,376	491,376	393,000
Total long-term assets	2,332,468	2,536,483	1,968,000
TOTAL ASSETS	2,752,172	2,690,677	2,522,000
LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)
Accounts payable and accrued expenses	985,317	1,664,125	1,001,000
Operating lease liability, current portion	77,461	89,088	55,000
Current maturities of long-term debt	965,366	1,429,207	880,000
Deferred revenue, current portion	13,239	2,775	0
Total current liabilities	2,041,383	3,185,195	1,936,000
Long-term debt, net of current maturities	0	0	13,000
Operating lease liability, net of current portion	62,660	61,389	0
Deferred revenue, net of current portion	71,951	73,033	108,000
Total long-term liabilities	134,611	134,422	121,000
TOTAL LIABILITIES	2,175,994	3,319,617	2,057,000
STOCKHOLDERS' EQUITY (DEFICIT)
Common Stock par value $0.001; 600,000,000 shares authorized; Issued and Outstanding: 90,081,336 as of December 31, 2020 and 67,476,089 as of December 31, 2019	124,503	90,081	67,000
Additional paid-in-capital	79,095,670	77,112,060	74,738,040
Accumulated deficit	(78,643,995)	(77,831,081)	(74,340,000)
TOTAL STOCKHOLDERS' EQUITY (DEFICIT)	576,178	(628,940)	465,040
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY (DEFICIT)	$ 2,752,172	$ 2,690,677	$ 2,522,000